Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Contingent liabilities	€ 42,644	€ 39,726
Guarantees issued by ING Groep N.V.	364	356
Irrevocable facilities	114,261	104,269
Contingent liabilities and commitments	157,269	144,351
Contingent liabilities in respect of discounted bills [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1	1
Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	26,256	23,911
Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	16,220	15,533
Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	167	281
Less than 1 month [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	28,768	25,159
Guarantees issued by ING Groep N.V.	0	0
Irrevocable facilities	63,499	56,459
Contingent liabilities and commitments	92,266	81,618
Less than 1 month [member] | Contingent liabilities in respect of discounted bills [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1	1
Less than 1 month [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	18,369	15,647
Less than 1 month [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	10,346	9,453
Less than 1 month [member] | Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	52	58
1-3 months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	4,873	5,317
Guarantees issued by ING Groep N.V.	0	0
Irrevocable facilities	2,699	2,150
Contingent liabilities and commitments	7,572	7,467
1-3 months [member] | Contingent liabilities in respect of discounted bills [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
1-3 months [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	374	571
1-3 months [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	4,499	4,746
1-3 months [member] | Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
3-12 months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	2,322	2,090
Guarantees issued by ING Groep N.V.	0	0
Irrevocable facilities	8,470	7,504
Contingent liabilities and commitments	10,792	9,594
3-12 months [member] | Contingent liabilities in respect of discounted bills [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
3-12 months [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,324	944
3-12 months [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	998	1,146
3-12 months [member] | Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
1-5 years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	2,584	2,959
Guarantees issued by ING Groep N.V.	0	0
Irrevocable facilities	32,717	30,331
Contingent liabilities and commitments	35,301	33,290
1-5 years [member] | Contingent liabilities in respect of discounted bills [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
1-5 years [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	2,094	2,560
1-5 years [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	374	176
1-5 years [member] | Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	115	223
Over 5 Years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	4,098	4,201
Guarantees issued by ING Groep N.V.	364	356
Irrevocable facilities	6,876	7,825
Contingent liabilities and commitments	11,338	12,382
Over 5 Years [member] | Contingent liabilities in respect of discounted bills [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
Over 5 Years [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	4,095	4,189
Over 5 Years [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	3	12
Over 5 Years [member] | Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	€ 0	€ 0